SCHEDULE OF CHANGE IN LIABILITY CLASSIFIED WARRANT FAIR VALUE (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfChangeInLiabilityClassifiedWarrantFairValueLineItems [Line Items]
Balance at December 31, 2024		$ 10,109	$ 7,090	$ 7,673	$ 7,673	$ 3,508
Change in fair value		643	454	(583)	(1,159)	1,108
Balance at December 31, 2025			11,139	7,090	10,109	7,673
Warrant Liabilities [Member]
ScheduleOfChangeInLiabilityClassifiedWarrantFairValueLineItems [Line Items]
Balance at December 31, 2024	52	2,689	1,202	830	830	817
Additions		52
Change in fair value		7,615	462	372	1,859	75
Change in classification to equity	(52)	(10,304)				(62)
Balance at December 31, 2025		52	1,664	1,202	2,689	830
Related Party Warrant Liabilities [Member]
ScheduleOfChangeInLiabilityClassifiedWarrantFairValueLineItems [Line Items]
Balance at December 31, 2024		245	172	119	119	107
Additions
Change in fair value		847	66	53	126	12
Change in classification to equity		(1,092)
Balance at December 31, 2025			238	172	245	119
Warrant [Member]
ScheduleOfChangeInLiabilityClassifiedWarrantFairValueLineItems [Line Items]
Balance at December 31, 2024	52	2,934	1,374	949	949	924
Additions		52
Change in fair value		8,462	528	425	1,985	87
Change in classification to equity	(52)	(11,396)				(62)
Balance at December 31, 2025		$ 52	$ 1,902	$ 1,374	$ 2,934	$ 949